SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLANS

25.	SHARE OPTION PLANS

In November 2006, the Company's board of directors approved a share option plan, which was cancelled in 2009 and replaced with the Frontline Ltd. Share Option Scheme (the "Frontline Scheme"). The Frontline Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share.  Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to three years and have a five year term.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

The Company granted no options during 2012. In April 2011, the Company granted 145,000 share options to directors and employees. All options have a five year term and vest equally over three years from the date of grant.

The fair value of the option modification and of newly granted option awards is estimated on the date of grant or modification using a Black-Scholes option valuation model with the following assumptions:

2012
Risk free interest rate	1.35%
Expected life	3.5 years
Expected volatility	62.27%
Expected dividend yield	0%

The risk-free interest rate was estimated using the interest rate on three-year U.S. treasury zero coupon issues.  The volatility was estimated using historical share price data.  The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date.   It is assumed that 95% of all options granted in 2009 and 2011 will vest.

The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2009	663.0	NOK 144.16
Exercised	(2.3)	NOK 131.65
Forfeited	(10.0)	NOK 133.71
Options outstanding as December 31, 2010	650.7	NOK 131.65
Granted	145.0	NOK 131.10
Exercised	(6.7)	NOK 132.71
Forfeited	(49.3)	NOK 130.36
Options outstanding as of December 31, 2011	739.7	NOK 130.46
Forfeited	(13.7)	NOK 130.46
Options outstanding as of December 31, 2012	726.0	NOK 130.46

Exercisable options as at:
December 31, 2012	629.3	NOK130.46
December 31, 2011	396.5	NOK130.46
December 31, 2010	219.0	NOK131.65

The weighted average exercise price is adjusted for dividends in accordance with the terms of the plan. The weighted average remaining contractual term for the options outstanding and exercisable at December 31, 2012, 2011 and 2010, is 2.0 years, 3.0 years and 3.8 years, respectively.

The grant date fair values of share options vested at December 31, 2012, 2011 and 2010 were $2.5 million, $1.8 million and $2.0 million, respectively.

The weighted average grant-date fair value of options granted during 2012 is nil (2011: $10.42 per share, 2010: nil).

The intrinsic value of share options exercised in the years ended December 31, 2012, 2011 and 2010 was nil, $0.04 million and nil, respectively.

As at December 31, 2012, the intrinsic value of both outstanding and exercisable share options was nil (2011: $0.0 million).

As of December 31, 2012, there was $0.2 million (2011: $1.1 million) in unrecognized compensation cost related to non-vested options granted under the Frontline Scheme. The unrecognized compensation expense is to be recognized over a weighted average period of 1.3 years in accordance with vesting conditions, all of which relates to unvested options. Compensation expense recognized in the years ended December 31, 2012, 2011 and 2010 was $0.8 million, $1.6 million and $2.1 million, respectively.